Lease - Maturity analysis of the annual undiscounted cash flows (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Years ending December 31:
2022	$ 2,695,299
2023	1,036,814
2024	838,969
2025	452,218
2026	465,785
2027 and after	805,931
Total undiscounted operating lease payments	6,295,016
Less: imputed interest	(592,062)
Present value of operating lease liabilities	$ 5,702,954	$ 7,207,293